Employee benefits and sharebased payments (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefits and sharebased payments
At the beginning	2,824,904	3,214,409	3,583,343
Delivered	(147,122)	(389,505)	368,934
At the end	2,677,782	2,824,904	3,214,409